Provisions - Change in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Balance on beginning	R$ 155,262
Balance on ending	265,455	R$ 155,262
Legal proceedings provision [member]
Provisions
Balance on beginning	53,792	39,368
Consitution / increase in provision	56,039	44,356
payment	(54,368)	(35,639)
Acquisitions through business combinations, other provisions	5,707
Balance on ending	55,463	53,792
Labor
Provisions
Balance on beginning	13,924	5,982
Consitution / increase in provision	6,423	5,494
payment	(6,693)	(2,919)
Acquisitions through business combinations, other provisions	5,367
Balance on ending	13,654	13,924
Civil
Provisions
Balance on beginning	39,868	33,386
Consitution / increase in provision	49,616	38,862
payment	(47,675)	(32,720)
Acquisitions through business combinations, other provisions	340
Balance on ending	41,809	39,868
Provision for Expected Credit Losses on Loan Commitments
Provisions
Balance on beginning	97,945
Balance on ending	R$ 204,867	R$ 97,945